Significant accounting policies	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Significant accounting policies
Significant accounting policies

1.	Reporting Entity
Euronav NV (the "Company") is a company domiciled in Belgium. The address of the Company's registered office is De Gerlachekaai 20, 2000 Antwerpen, Belgium. The consolidated financial statements of the Company comprise the Company and its subsidiaries (together referred to as the "Group") and the Group's interests in associates and joint ventures.
Euronav NV is a fully-integrated provider of international maritime shipping and offshore services engaged in the transportation and storage of crude oil. The Company was incorporated under the laws of Belgium on June 26, 2003, and grew out of three companies that had a strong presence in the shipping industry; Compagnie Maritime Belge NV, ("CMB"), formed in 1895, Compagnie Nationale de Navigation SA, ("CNN"), formed in 1938, and Ceres Hellenic formed in 1950. The Company started doing business under the name "Euronav" in 1989 when it was initially formed as the international tanker subsidiary of CNN.
Euronav NV charters its vessels to leading international energy companies. The Company pursues a chartering strategy of primarily employing its vessels on the spot market, including through the Tankers International (TI) Pool (the "TI Pool") and also under fixed-rate contracts and long-term time charters, which typically include a profit sharing component.
A spot market voyage charter is a contract to carry a specific cargo from a load port to a discharge port for an agreed freight per ton of cargo or a specified total amount. Under spot market voyage charters, the Company pays voyage expenses such as port, canal and bunker costs. Spot charter rates have historically been volatile and fluctuate due to seasonal changes, as well as general supply and demand dynamics in the crude oil marine transportation sector. Although the revenues generated by the Company in the spot market are less predictable, the Company believes their exposure to this market provides them with the opportunity to capture better profit margins during periods when vessel demand exceeds supply leading to improvements in tanker charter rates. The Company principally employs and commercially manages their VLCCs through the TI Pool, a leading spot market-oriented VLCC pool in which other shipowners with vessels of similar size and quality participate along with the Company. The Company participated in the formation of the TI Pool in 2000 to allow themselves and other TI Pool participants, consisting of third-party owners and operators of similarly sized vessels, to gain economies of scale, obtain increased cargo flow of information, logistical efficiency and greater vessel utilization.
Time charters provide the Group with a fixed and stable cash flow for a known period of time. Time charters may help the Group mitigate, in part, its exposure to the spot market, which tends to be volatile in nature, being seasonal and generally weaker in the second and third quarters of the year due to refinery shutdowns and related maintenance during the warmer summer months. The Group may when the cycle matures or otherwise opportunistically employ more of its vessels under time charter contracts as the available rates for time charters improve. The Group may also enter into time charter contracts with profit sharing arrangements, which the Group believes will enable it to benefit if the spot market increases above a base charter rate as calculated either by sharing sub charter profits of the charterer or by reference to a market index and in accordance with a formula provided in the applicable charter contract.
The Group currently deploys its two FSOs as floating storage units under service contracts with North Oil Company, in the offshore services sector.

2.	Basis of preparation

(a)	Statement of compliance
These financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB).
This is the first set of the consolidated financial statements in which IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments have been applied. Changes to significant accounting policies are described in Note 2.(e). All other accounting policies have been consistently applied for all periods presented in the consolidated financial statements unless disclosed otherwise.

The consolidated financial statements were authorized for issue by the Board of Directors on April 30, 2019.

(b)	Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the statement of financial position:

•	Derivative financial instruments are measured at fair value

•	Non-current assets held for sale are recognized at fair value if it is lower than their carrying amount

(c)	Functional and presentation currency
The consolidated financial statements are presented in USD, which is the Company's functional and presentation currency. All financial information presented in USD has been rounded to the nearest thousand except when otherwise indicated.

(d)	Use of estimates and judgements
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which are the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis.  Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Information about critical judgements in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statement is included in the following note:

•	Note 8 – Impairment

•	Note 24 - Business Combination
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year is included in the following note:

•	Note 8 – Impairment test: key assumptions underlying the recoverable amount
Measurement of fair values
A number of the Group's accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
The Group has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the CFO.
The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified. Significant valuation issues are reported to the Group Audit and Risk Committee.
When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e.as prices) or indirectly (i.e. derived from prices).

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in Note 18.

(e)	Changes in accounting policies
The Group adopted IFRS 15 Revenue from Contracts with Customers (see A) and IFRS 9 Financial Instruments (see B) on January 1, 2018. A number of other new standards are effective from January 1, 2018 but they do not have a material effect on the Group's financial statements.
The effect of initially applying these standards is mainly attributed to the following:

•	recognizing revenue for spot voyages on a load-to-discharge basis instead of a discharge-to-discharge basis (see A);

•
capitalizing the voyage expenses incurred between the date on which the contract was concluded and the next load port if they qualify as fulfillment costs and if they are expected to be recovered (see A);

•	an increase in impairment losses recognized on financial assets (see B).
Costs incurred to fulfill a contract are recognized as an asset if and only if all of the following criteria are met:

•	the costs relate directly to a contract;

•	the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future; and

•	the costs are expected to be recovered.

A.	IFRS 15 Revenue from Contracts with Customers
IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. The Group has adopted IFRS 15 using the cumulative effect method (without practical expedients), with the effect of initially applying this standard recognized at the date of initial application (i.e. January 1, 2018). Accordingly, the information presented for 2017 has not been restated - i.e. it is presented, as previously reported, under IAS 18, IAS 11 and related interpretations. Additionally, the disclosure requirements in IFRS 15 have not been applied to comparative information.
The following table summarizes the impact, net of tax, of transition to IFRS 15 on retained earnings at January 1, 2018.

(in thousands of USD)	Impact of adopting IFRS 15 at January 1, 2018

Retained earnings
Revenue for spot voyages	(4,422)
Recognition capitalized fulfillment costs	2,693
Impact at January 1, 2018	(1,729)

The following tables summarize the impacts of adopting IFRS 15 on the Group's statement of financial position as at December 31, 2018 and its statement of profit or loss and OCI for the year then ended for each of the line items affected. There was no material impact on the Group's statement of cash flows for the year ended December 31, 2018.

Impact on the consolidated statement of financial position

31 December 2018 (in thousands of USD)	Amounts without adoption of IFRS 15	Adjustments	As reported

ASSETS
Non-current assets	3,606,210	—	3,606,210
Current assets	532,894	(11,753)	521,141
Trade and other receivables	317,479	(11,753)	305,726
TOTAL ASSETS	4,139,104	(11,753)	4,127,351

EQUITY AND LIABILITIES
Equity
Retained earnings	347,517	(11,753)	335,764
Equity attributable to owners of the Company	2,272,276	(11,753)	2,260,523
Non-current liabilities	1,579,706	—	1,579,706
Current liabilities	287,122	—	287,122
Trade and other payables	87,225	—	87,225
TOTAL EQUITY AND LIABILITIES	4,139,104	(11,753)	4,127,351

Impact on the consolidated statement of profit or loss and OCI

For the year ended 31 December 2018 (in thousands of USD)	Amounts without adoption of IFRS 15	Adjustments	As reported

Shipping income
Revenue	610,549	(10,525)	600,024
Total shipping income	634,462	(10,525)	623,937

Operating expenses
Voyage expenses and commissions	(141,917)	501	(141,416)
Total operating expenses	(699,016)	501	(698,515)

RESULT FROM OPERATING ACTIVITIES	(64,554)	(10,024)	(74,578)

PROFIT (LOSS) FOR THE PERIOD	(100,046)	(10,024)	(110,070)

TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD	(103,240)	(10,024)	(113,264)

Spot voyages: under IAS 18, revenue for these contracts was recognized over time on discharge-to-discharge basis and the expenses were recognized over the same period. Under IFRS 15, revenue from spot voyages is also recognized over time but on a load-to-discharge basis. Therefore, revenue is recognized later under IFRS 15 than under IAS 18. The impacts of these changes on items other than revenue are a decrease in trade and other receivables. Furthermore the voyage expenses incurred between the date on which the contract was concluded and the next load port are capitalized if they qualify as fulfillment costs and if they are expected to be recovered.
IFRS 15 did not have a significant impact on the Group’s accounting policies with respect to other revenue streams and revenue recognition (see Note 1 - 2.(o) and Note 4).

B.    IFRS 9 Financial Instruments

IFRS 9 sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement.
As a result of the adoption of IFRS 9, the Group has adopted consequential amendments to IAS 1 Presentation of Financial Statements, which require impairment of financial assets to be presented in a separate line item in the statement of profit or loss. Impairment losses on financial assets are not presented separately in the statement of profit or loss, because the amount is not material. The impairment loss on trade receivables has been presented in 'general and administrative expenses'. The impairment loss on the other financial assets has been presented as part of the line 'finance expenses'.
Additionally, the Group has adopted consequential amendments to IFRS 7 Financial Instruments: Disclosures that are applied to disclosures about 2018 but have not been applied to comparative information.
The Group has applied the exemption not to restate comparative information for prior periods with respect to classification and measurement (including impairment). Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 are recognized in retained earnings as at 1 January 2018. Accordingly, the information presented for 2017 has not been restated and does not generally reflect the requirements of IFRS 9, but rather those of IAS 39.
The following table summarizes the impact, net of tax, of transition to IFRS 9 on the opening balance of retained earnings.

(in thousands of USD)	Impact of adopting IFRS 9 at January 1, 2018

Retained earnings
Recognition of expected credit losses under IFRS 9	(16)
Impact at January 1, 2018	(16)

The details of new significant accounting policies and the nature and effect of the changes to previous accounting policies are set out below.

i.    Classification and measurement of financial assets and financial liabilities
IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, fair value through other comprehensive income ('FVOCI') and fair value through profit or loss ('FVTPL'). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification.
IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.
The adoption of IFRS 9 has not had a significant effect on the Group's accounting policies related to financial liabilities and derivative financial instruments.
The following table and the accompanying notes below explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group's financial assets and financial liabilities as at January 1, 2018.

(in thousands of USD)	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39	New carrying amount under IFRS 9
Financial assets
Forward exchange contracts used for hedging	Fair value - hedging instrument	Fair value - hedging instrument	467	467
Non-current receivables	Loans and receivables	Amortized cost	160,352	160,352
Trade and other receivables	Loans and receivables	Amortized cost	112,000	111,984
Cash and cash equivalents	Loans and receivables	Amortized cost	143,648	143,648
Total financial assets			416,467	416,451

(in thousands of USD)	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39	New carrying amount under IFRS 9
Financial liabilities
Secured bank loans	Other financial liabilities	Other financial liabilities	701,091	701,091
Unsecured notes	Other financial liabilities	Other financial liabilities	147,619	147,619
Unsecured other borrowings	Other financial liabilities	Other financial liabilities	50,010	50,010
Trade and other payables	Other financial liabilities	Other financial liabilities	51,335	51,335
Advances received on contracts	Other financial liabilities	Other financial liabilities	539	539
Total financial liabilities			950,594	950,594

The effect of adopting IFRS 9 on the carrying amounts of financial assets at January 1, 2018 relates solely to the new impairment requirements, as described further below.

Trade and other receivables that were classified as loans and receivables under IAS 39 are now classified at amortized cost. An increase of USD 16 thousand in the allowance for impairment over these receivables was recognized in opening retained earnings at January 1, 2018 on transition to IFRS 9.

The USD 16 thousand is the only difference between the carrying amount of financial assets under IAS39 to the carrying amount under IFRS9 on transition to IFRS9 on 1 January 2018.

ii.    Impairment of financial assets

IFRS 9 replaces the 'incurred loss' model in IAS 39 with an 'expected credit loss' (ECL) model. The new impairment model applies to financial assets measured at amortized cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognized earlier than under IAS 39.

Impact of the new impairment model
For assets in the scope of the IFRS 9 impairment model, impairment losses are generally expected to increase and become more volatile. The Group has determined that the application of IFRS 9's impairment requirements at January 1, 2018, results in an additional impairment allowance as follows.

(in thousands of USD)
Loss allowance at December 31, 2017 under IAS 39	—
Additional impairment recognized at January 1, 2018 on:
Trade and other receivables as at December 31, 2017	16
Additional trade receivables recognized on adoption of IFRS 15	—
Loss allowance at January 1, 2018 under IFRS 9	16

Trade and other receivables
The ECLs were calculated based on actual credit loss experience over the past ten years, taking into account reasonable and supportable forecast of future economic conditions.

iii.     Hedge accounting

The Group has elected to adopt the new general hedge accounting model in IFRS 9. This requires the Group to ensure that hedge accounting relationships are aligned with its risk management objectives and strategy and to apply a more qualitative and forward-looking approach to assessing hedge effectiveness.

There were no instruments designated as hedging instrument as at December 31, 2017 and accordingly there is no impact on the Group's consolidated financial statements for the year ended December 31 2017.

(f)	Basis of Consolidation

(i)	Business Combinations
Business combinations are accounted for using the acquisition method as at the acquisition date, which is the date on which control is transferred to the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
For acquisitions on or after January 1, 2010, the Group measures goodwill at the acquisition date as:

•	the fair value of the consideration transferred; plus

•	the recognized amount of any non-controlling interests in the acquiree; plus if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree; less

•	the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed.
When the excess is negative, a bargain purchase gain is recognized immediately in profit or loss.
The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts generally are recognized in profit or loss. Transaction costs, other than those associated with the issue of debt or equity securities, that the Group incurs in connection with a business combination are expensed as incurred. Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

(ii)	Non-controlling interests (NCI)
NCI are measured at their proportionate share of the acquiree's identifiable net assets at the date of acquisition. Changes in the Group's interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(iii)	Subsidiaries
Subsidiaries are those entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which the control commences until the date on which control ceases.

(iv)	Loss of control
On the loss of control, the Group derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in profit or loss. If the Group retains any interest in the former subsidiary, then such interest is measured at fair value at the date that control is lost. Subsequently it is accounted for as an equity-accounted investee or as a FVOCI or FVTPL financial asset depending on the level of influence retained.

(v)	Interests in equity-accounted investees
The Group's interests in equity-accounted investees comprise interest in associates and joint ventures.
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in associates and joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group's share of the profit or loss and other comprehensive income ("OCI") of equity-accounted investees, until the date on which significant influence or joint control ceases.
Interests in associates and joint ventures include any long-term interests that, in substance, form part of the Group's investment in those associates or joint ventures and include unsecured shareholder loans for which settlement is neither planned nor likely to occur in the foreseeable future, which, therefore, are an extension of the Group's investment in those associates and joint ventures. The Group's share of losses that exceeds its investment is applied to the carrying amount of those loans. After the Group's interest is reduced to zero, a liability is recognized to the extent that the Group has a legal or constructive obligation to fund the associates' or joint ventures' operations or has made payments on their behalf.

(vi)	Transactions eliminated on consolidation
Intragroup balances and transactions, and any unrealized gains arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the underlying asset to the extent of the Group's interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

(g)	Foreign currency

(i)	Foreign currency transactions
Transactions in foreign currencies are translated to USD at the foreign exchange rate applicable at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated to USD at the foreign exchange rate applicable at that date. Foreign exchange differences arising on translation are recognized in profit or loss. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Foreign exchange differences arising from the translation of the following items are recognized in OCI:

•	a financial liability desginated as a hedge of the net investment in a foreign operation to the extent that the hedge is effective; and

•	qualifying cash flow hedges to the extent that the hedges are effective.

(ii)	Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to USD at exchange rates at the reporting date. The income and expenses of foreign operations are translated to USD at rates approximating the exchange rates at the dates of the transactions.
Foreign currency differences are recognized directly in equity (Translation reserve). When a foreign operation is disposed of, in part or in full, the relevant amount in the translation reserve is transferred to profit or loss.

(h)	Financial Instruments

(i)	Non-derivative financial assets
The group initially recognizes loans and receivables on the date that they are originated. All other financial assets are recognized initially on the trade date, which is the date that the Group becomes a party to the contractual provisions of the instrument.
The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in such transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.
Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
The fair values of quoted investments are based on current bid prices. If the market for a financial asset is not active (and for unlisted securities), the Group establishes fair value by using valuation techniques. These include the use of recent arm's length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models refined to reflect the issuer's specific circumstances.
The Group classifies non-derivative financial assets into the following categories: financial assets at fair value through profit or loss, loans and receivables, cash and cash equivalents, held-to-maturity financial assets and available-for-sale financial assets. The Company determines the classification of its investments at initial recognition and re-evaluates this designation at every reporting date.
Non-derivative financial assets - Policy applicable from 1 January 2018

On initial recognition, a financial asset is classified as measured at: amortized cost; FVOCI - debt investment; FVOCI - equity instrument; or FVTPL.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:
•it is held within a business model whose objectives is to hold assets to collect contractual cash flows; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:
•it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment's fair value in OCI. This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

Non-derivative financial assets - Assessment whether contractual cash flows are solely payments of principal and interest: Policy applicable from 1 January 2018

For the purposes of this assessment, 'principal' is defined as the fair value of the financial asset on initial recognition. 'Interest' is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:
•contingent events that would change the amount or timing of cash flows;
•terms that may adjust the contractual coupon rate, including variable-rate features;
•prepayment and extension features; and
•terms that limit the Group's claim to cash flows from specified assets (e.g. non-resource features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract. Additionally, for a financial asset acquired at a discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Non-derivative financial assets - Subsequent measurement and gains and losses: Policy applicable from 1 January 2018

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost
These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses (see (ii) below). Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI
These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI
These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Non-derivative financial assets - Policy applicable before 1 January 2018

The Group classified its non-derivative financial assets into the following categories: financial assets at fair value through profit or loss, loans and receivables, cash and cash equivalents, held-to-maturity financial assets and available-for-sale financial assets. The Company determined the classification of its investments at initial recognition and re-evaluated this designation at every reporting date.

Loans and receivables
Loans and receivables were financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.
They arose when the Group provided money, goods or services directly to a debtor with no intention of trading the receivable. They were included in current assets, except for maturities greater than 12 months after the balance sheet date. These were classified as non-current assets. Loans and receivables were included in trade and other receivables in the statement of financial position.
Held-to-maturity financial assets
If the Group had the positive intent and ability to hold debt securities to maturity, then such financial assets were classified as held-to-maturity. Held-to-maturity financial assets were recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, held-to-maturity financial assets were measured at amortized cost using the effective interest method, less any impairment losses. Held-to-maturity financial assets comprised debentures.
(ii)Non-derivative financial liabilities
The Group initially recognizes debt securities issued and subordinated liabilities on the date that they are originated. All other financial liabilities (including liabilities designated as at fair value through profit or loss) are recognized initially on the trade date, which is the date that the Group becomes a party to the contractual provisions of the instrument.
The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled, expired or substantially modified.
Non-derivative financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.
Non-derivative financial liabilities comprise loans and borrowings, bank overdrafts, and trade and other payables.
Bank overdrafts that are repayable on demand and form an integral part of the Group's cash management are included as a component of cash and cash equivalents for the purpose of the statement of cash flows.

(iii)	Share capital
Ordinary share capital
Ordinary share capital is classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.
Repurchase of share capital
When share capital recognized as equity is repurchased, the amount of the consideration paid, including directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and presented in the reserve for own shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is presented in retained earnings.

(iv)	Derivative financial instruments
Derivative financial instruments and hedge accounting - Policy applicable from 1 January 2018

The Group from time to time may enter into derivative financial instruments to hedge its exposure to market fluctuations, foreign exchange and interest rate risks arising from operational, financing and investment activities.
On initial designation of the derivative as hedging instrument, the Group formally documents the economic relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Group makes an assessment, at the inception of the hedge relationship, whether the hedging instruments are expected to be "highly effective" in offsetting the changes in the fair value or cash flows of the respective hedged items during the period for which the hedge is designated. On an ongoing basis, the Group assesses whether the hedge relationship continues and is expected to continue to remain highly effective using retrospective and prospective quantitative and qualitative analyses.

Derivative financial instruments are recognized initially at fair value; attributable transaction costs are expensed as incurred. Subsequent to initial recognition, all derivatives are remeasured to fair value, and changes therein are accounted for as follows:
Cash flow hedges
When a derivative is designated as the hedging instrument in a hedge of the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in OCI and presented in the hedging reserve in equity. The amount recognized in OCI is removed and included in profit or loss in the same period as the hedged cash flows affect profit or loss under the same line item in the statement of profit or loss as the hedged item. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.
The Group designates only the change in fair value of the spot element of forward exchange contracts as the hedging instrument in cash flow hedging relationships. The change in fair value of the forward element of forward exchange contracts ('forward points') is separately accounted for as a cost of hedging and recognized in a costs of hedging reserve within equity.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in the hedging reserve remains in equity until, for a hedge of a transaction resulting in the recognition of a non-financial item, it is included in the non-financial item's cost on its initial recognition or, for other cash flow hedges, it is reclassified to profit or loss in the same period or periods as the hedged expected future cash flows affect profit or loss. If the hedged future cash flows are no longer expected to occur, then the balance in equity is reclassified to profit or loss.

Other non-trading derivatives
When a derivative financial instrument is not held for trading, and is not designated in a qualifying hedge relationship, all changes in its fair value are recognized immediately in profit or loss.

Derivative financial instruments and hedge accounting - Policy applicable before 1 January 2018

The policy applied in the comparative information presented for 2017 is similar to that applied for 2018. However, for all cash flow hedges, including hedges of transactions resulting in the recognition of non-financial items, the amounts accumulated in the cash flow hedge reserve were reclassified to profit or loss in the same period or periods during which the hedged expected future cash flows affected profit or loss.

(v)	Compound financial instruments
Compound financial instruments issued by the Group comprise Notes denominated in USD that can be converted to ordinary shares at the option of the holder, when the number of shares is fixed and does not vary with changes in fair value.
The liability component of compound financial instruments is initially recognized at the fair value of a similar liability that does not have an equity conversion option. The equity component is initially recognized at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity component in proportion to their initial carrying amounts.
Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not remeasured.
Interest related to the financial liability is recognized in profit and loss. On conversion, the financial liability is reclassified to equity and no gain or loss is recognized.

(i)	Goodwill and intangible assets

(i)	Goodwill
Goodwill that arises on the acquisition of subsidiaries is presented as an intangible asset. For the measurement of goodwill at initial recognition, see accounting policy (f).
After initial recognition goodwill is measured at cost less accumulated impairment losses (refer to accounting policy (k)). In respect of equity accounted investees, the carrying amount of goodwill is included in the carrying amount of the investment, and any impairment loss is allocated to the carrying amount of the equity accounted investee as a whole.

(ii)	Intangible assets
Intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and impairment losses (see accounting policy k).
The cost of an intangible asset acquired in a separate acquisition is the cash paid or the fair value of any other consideration given. The cost of an internally generated intangible asset includes the directly attributable expenditure of preparing the asset for its intended use.

(iii)	Subsequent expenditure
Subsequent expenditure on intangible assets is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates and its cost can be measured reliably. All other expenditure is expensed as incurred.

(iv)	Amortization
Amortization is charged to the income statement on a straight-line basis over the estimated useful lives of the intangible assets from the date they are available for use. The estimated useful lives are as follows:
Software:          3 - 5 years
Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

(j)	Vessels, property, plant and equipment

(i)	Owned assets
Vessels and items of property, plant and equipment are stated at cost or deemed cost less accumulated depreciation (see below) and impairment losses (refer to accounting policy (k)).
Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the following:

•	The cost of materials and direct labor;

•	Any other costs directly attributable to bringing the assets to a working condition for their intended use;

•	When the Group has an obligation to remove the asset or restore the site, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located; and

•	Capitalized borrowing costs.
Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted for as separate items of property, plant and equipment (refer to accounting policy (j) vii).
Gains and losses on disposal of a vessel or of another item of property, plant and equipment are determined by comparing the net proceeds from disposal with the carrying amount of the vessel or the item of property, plant and equipment and are recognized in profit or loss.
For the sale of vessels, transfer of risk and rewards usually occurs upon delivery of the vessel to the new owner.

(ii)	Leased assets
Leases in terms of which the Group assumes substantially all of the risks and rewards of ownership are classified as finance leases. Vessels, property, plant and equipment acquired by way of finance lease is stated at an amount equal to the lower of its fair value and the present value of the minimum lease payments at inception of the lease, less accumulated depreciation (see below) and impairment losses (refer accounting policy (k)). Lease payments are accounted for as described in accounting policy (q). Other leases are operating leases and are not recognized in the Group's statement of financial position.
(iii)    Assets under construction
Assets under construction, especially newbuilding vessels, are accounted for in accordance with the stage of completion of the newbuilding contract. Typical stages of completion are the milestones that are usually part of a newbuilding contract: signing or receipt of refund guarantee, steel cutting, keel laying, launching and delivery. All stages of completion are guaranteed by a refund guarantee provided by the shipyard.

(iv)	Subsequent expenditure
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the item of property, plant and equipment and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. All other expenditure is recognized in the consolidated statement of profit or loss as an expense as incurred.

(v)	Borrowing costs
Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset.

(vi)	Depreciation
Depreciation is charged to the consolidated statement of profit or loss on a straight-line basis over the estimated useful lives of vessels and items of property, plant and equipment. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Land is not depreciated.
Vessels and items of property, plant and equipment are depreciated from the date that they are available for use. Internally constructed assets are depreciated from the date that the assets are completed and ready for use.
The estimated useful lives of significant items of property, plant and equipment are as follows:

•	tankers	20 years
•	FSO/FpSO/FPSO	25 years
•	plant and equipment	5 - 20 years
•	fixtures and fittings	5 - 10 years
•	other tangible assets	3 - 20 years
•	dry-docking	2.5 - 5 years
Vessels are estimated to have a zero residual value.
Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

(vii)	Dry-docking – component approach
Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted for as separate items of property, plant and equipment. Costs associated with routine repairs and maintenance are expensed as incurred including routine maintenance performed whilst the vessel is in dry-dock. Components installed during dry-dock with a useful life of more than 1 year are amortized over their estimated useful life.

(k)	Impairment
Policy applicable from 1 January 2018

IFRS 9 replaces the 'incurred loss' model in IAS 39 with an 'expected credit loss' (ECL) model. The new impairment model applies to financial assets measured at amortized cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognized earlier than under IAS 39.

The financial assets at amortized cost consist of trade and other receivables, cash and cash equivalents and non-current receivables.

Under IFRS 9, loss allowances are measured on either of the following bases:
•12-month ECLs: these are ECLs that result from possible default events within the 12 months after the reporting date; and
•lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.

The Group measures loss allowances at an amount equal to lifetime ECLs, except for the following, which are measured as 12-month ECLs:
•debt securities that are determined to have low credit risk at the reporting date; and
•other debt securities and bank balances for which credit risk (i.e. the risk of default occuring over the expected life of the financial instrument) has not increased significantly since initial recognition.

Loss allowances for trade receivables are measured at an amount equal to lifetime ECLs.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analyses, based on the Group's historical experience and informed credit assessment and including forward-looking information.

The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due.

The Group considers a financial asset to be in default when:
•the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realising security (if any is held); or
•the financial asset is more than 90 days past due.

The cash and cash equivalents are held with bank and financial institution counterparties, which are rated A- to AA+, based on rating agency S&P. Derivatives are entered into with banks and financial institution counterparties, which are rated A- to AA+, based on rating agency S&P.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

Measurement of ECLs

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between cash flows due to the entity in accordance with the contract and cash flows that the Group expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

Credit-impaired financial assets

At each reporting date, the Group assesses whether financial assets carried at amortized cost and debt securities at FVOCI are credit-impaired. A financial asset is 'credit-impaired' when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Presentation of impairment

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.

For debt securities at FVOCI, the loss allowance is recognized in OCI, instead of being recorded in the statement of profit or loss.

Impairment losses related to trade and other receivables, including contract assets, are presented separately in the statement of profit or loss. However, due to the insignificant impact of IFRS 9 on the financial statements, no reclassification was done for the year ended December 31, 2018. Impairment losses on other financial assets are not presented separately in the statement of profit or loss and OCI, because the amount is not material. It has been presented as part of the line 'finance expenses'.

Policy before 1 January 2018

(i)	Non-derivative financial assets
A financial asset not classified as at fair value through profit or loss was assessed at each reporting date to determine whether there was objective evidence that it was impaired.
A financial asset was impaired if there was objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset, and that loss event(s) had an impact on the estimated future cash flows of that asset that could be estimated reliably.
Objective evidence that financial assets were impaired includes default or delinquency by a debtor, restructuring of an amount due to the Group on terms that the Group would not consider otherwise, indications that a debtor or issuer would enter bankruptcy, adverse changes in the payment status of borrowers or issuers, economic conditions that correlated with defaults or the disappearance of an active market for a security. In addition, for an investment in an equity security a significant or prolonged decline in the fair value of the security below its cost was objective evidence of impairment.
Financial assets measured at amortized cost
The Group considered evidence of impairment for financial assets measured at amortized cost (loans and receivables and held-to-maturity financial assets) at both a specific asset and collective level. All individually significant assets were assessed for specific impairment. Those found not to be specifically impaired were then collectively assessed for any impairment that had been incurred but not yet identified. Assets that were not individually significant are collectively assessed for impairment by grouping together assets with similar risk characteristics.
In assessing collective impairment, the Group used historical trends of the probability of default, the timing of recoveries and the amount of loss incurred, adjusted for management's judgement as to whether current economic and credit conditions are such that the actual losses were likely to be greater or less than suggested by historical trends.
An impairment loss in respect of a financial asset measured at amortized cost was calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset's original effective interest rate. Losses were recognized in profit or loss and reflected in an allowance account against loans and receivables or held-to maturity financial assets. Interest on the impaired asset continues to be recognized. When an event occurring after the impairment was recognized causes the amount of impairment loss to decrease, the decrease in impairment loss was reversed through profit or loss.
Equity-accounted investees
An impairment loss in respect of an equity-accounted investee was measured by comparing the recoverable amount of the investment with its carrying amount. An impairment loss is recognized in profit or loss, and was reversed if there had been a favorable change in the estimates used to determine the recoverable amount.

(ii)	Non-financial assets
The carrying amounts of the Group's non-financial assets, other than deferred tax assets (refer to accounting policy (s)), are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset's recoverable amount is estimated.
The recoverable amount of an asset or CGU is the greater of its fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. Future cash flows are based on current market conditions, historical trends as well as future expectations.
For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Goodwill acquired in a business combination is allocated to groups of CGUs that are expected to benefit from the synergies of the combination.
Impairment losses are recognized in profit or loss.
An impairment loss recognized for goodwill shall not be reversed. For other assets, an impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

(l)	Assets held for sale
Non-current assets, or disposal groups comprising assets and liabilities, that are expected to be recovered primarily through sale rather than through continuing use are classified as held for sale. Immediately before classification as held for sale, the assets, or components of a disposal group, are remeasured in accordance with the Group's accounting policies. Thereafter generally the assets or disposal group are measured at the lower of their carrying amount and fair value less cost to sell. Any impairment loss on a disposal group is allocated first to goodwill, and then to the remaining assets and liabilities on a pro rata basis, except that no loss is allocated to inventories, financial assets, deferred tax assets, employee benefit assets or investment property, which continue to be measured in accordance with the Group's accounting policies. Impairment losses on initial classification as held for sale and subsequent gains and losses on remeasurement are recognized in profit or loss. Gains are not recognized in excess of any cumulative impairment loss.
Once classified as held for sale, intangible assets and property, plant and equipment are no longer amortized or depreciated, and any equity-accounted investee is no longer equity accounted.

(m)	Employee benefits

(i)	Defined contribution plans
A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense in profit or loss in the periods during which related services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that are due more than 12 months after the end of the period in which the employees render the services are discounted to their present value. The calculation of defined contribution obligations is performed annually by a qualified actuary using the projected unit credit method.

(ii)	Defined benefit plans
The Group's net obligation in respect of defined benefit plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.
The calculation of defined benefit obligations is performed annually by a qualified actuary using the projected unit credit method. When the calculation results in a potential asset for the Group, the recognized asset is limited to the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. To calculate the present value of economic benefits, consideration is given to any applicable minimum funding requirements.
Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return of plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in OCI. The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in profit and loss.
When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Group recognizes gains and losses on the settlement of a defined plan when the settlement occurs.

(iii)	Other long term employee benefits
The Group's net obligation in respect of long-term employee benefits, other than pension plans, is the amount of future benefit that employees have earned in return for their service in the current and prior periods. The obligation is calculated using the projected unit credit method and is discounted to its present value and the fair value of any related assets is deducted. The discount rate is the yield at the reporting date on AA credit rated bonds that have maturity dates approximating the terms of the Group's obligations and that are denominated in the currency in which the benefits are expected to be paid. Remeasurements are recognized in profit or loss in the period in which they arise.

(iv)	Termination benefits
Termination benefits are recognized as an expense when the Group is demonstrably committed, without realistic possibility or withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense if the Group has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If benefits are payable more than 12 months after the reporting date, then they are discounted to their present value.

(v)	Short-term employee benefit
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(vi)	Share-based payment transactions
The grant-date fair value of equity-settled share-based payment awards granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.
The fair value of the amount payable to beneficiaries in respect of "phantom stock unit" grants, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities, over the period during which the beneficiaries become unconditionally entitled to payment. The amount is remeasured at each reporting date and at settlement based on the fair value of the phantom stock units. Any changes in the liability are recognized in profit or loss.

(n)	Provisions
A provision is recognized when the Group has a legal or constructive obligation that can be estimated reliably, as result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation. The provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. The unwinding of the discount is recognized as finance cost.
Restructuring
A provision for restructuring is recognized when the Group has approved a detailed and formal restructuring plan, and the restructuring has either commenced or has been announced publicly. Future operating costs are not provided for.
Onerous contracts
A provision for onerous contracts is recognized when the expected benefits to be derived by the Group from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Group recognizes any impairment loss on the assets associated with that contract.

(o)	Revenue

(i)	Pool Revenues
Aggregated revenue recognized on a daily basis from vessels operating on voyage charters in the spot market and on contract of affreightment ("COA") within the pool is converted into an aggregated net revenue amount by subtracting aggregated voyage expenses (such as fuel and port charges) from gross voyage revenue. These aggregated net revenues are combined with aggregated time charter revenues to determine aggregated pool Time Charter Equivalent revenue ("TCE"). Aggregated pool TCE revenue is then allocated to pool partners in accordance with the allocated pool points earned for each vessel that recognizes each vessel's earnings capacity based on its cargo, capacity, speed and fuel consumption performance and actual on hire days. The TCE revenue earned by our vessels operated in the pools is equal to the pool point rating of the vessels multiplied by time on hire, as reported by the pool manager.

(ii)	Time - and Bareboat charters
Revenues from time charters and bareboat charters are accounted for as operating leases and are recognized on a straight line basis over the periods of such charters, as service is performed. The Group does not recognize time charter revenues during periods that vessels are offhire. Payment is typically done on every first day of the upcoming month during the charter period. There is no significant financing component.

(iii)	Spot voyages
As from 1 January 2018, the Group applied IFRS 15. Voyage revenue is recognized over time for spot charters on a load-to-discharge basis. Progress is determined based on time elapsed. Voyage expenses are expensed as incurred unless they are incurred between the date on which the contract was concluded and the next load port. They are then capitalized if they qualify as fulfillment costs and if they are expected to be recovered. The effect of initially applying IFRS 15 is described in Note 1 - 2(e).

When our vessels cannot start or continue performing its obligation due to other factors such as port delays, a demurrage is paid, a day rate which is agreed in the time charter party. Demurrage which occurs at the discharge port is recognized as incurred. As demurrage is often a commercial discussion between Euronav and the charterer, the outcome and total compensation received for the delay is not always certain. As such, Euronav only recognizes the revenue which is highly probable to be received. No revenue is recognized if the collection of the consideration is not probable. The amount of revenue recognized is estimated based on historical data. The Group updates its estimate at each reporting date.

Payment is typically done at the end of the voyage. There is no specific financing component.

(p)	Gain and losses on disposal of vessels
In view of their importance the Group reports capital gains and losses on the sale of vessels as a separate line item in the consolidated statement of profit or loss. For the sale of vessels, transfer of control usually occurs upon delivery of the vessel to the new owner.

(q)	Leases
Lease payments
Payments made under operating leases are recognized in the income statement on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.
Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant period rate of interest on the remaining balance of the liability.

(r)	Finance income and finance cost
Net financing costs comprise interest payable on borrowings calculated using the effective interest rate method, dividends on redeemable preference shares, interest receivable on funds invested, dividend income, foreign exchange gains and losses, and gains and losses on hedging instruments that are recognized in the consolidated statement of profit or loss (refer to accounting policy (h)).
The 'effective interest rate' is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:
•the gross carrying amount of the financial asset; or
•the amortized cost of the financial liability.

In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability.

Interest income is recognized in the consolidated statement of profit or loss as it accrues, taking into account the effective yield on the asset. Dividend income is recognized in the consolidated statement of profit or loss on the date that the dividend is declared.
The interest expense component of finance lease payments is recognized in the consolidated statement of profit or loss using the effective interest rate method.

(s)	Income tax
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantially enacted at the balance sheet date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized using the balance sheet method, in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.  Deferred tax is not recognized for: the initial recognition of goodwill, the initial recognition of assets or liabilities that affect neither accounting nor taxable profit, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax recognized is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantially enacted at the balance sheet date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity.
A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
In application of an IFRIC agenda decision on IAS 12 Income taxes, tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the income statement but is shown as an administrative expense under the heading Other operating expenses.

(t)	Segment reporting
An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group's other components. The Group distinguishes two segments: the operation of crude oil tankers in the international markets and the floating storage and offloading operations (FSO/FpSO). The Group's internal organizational and management structure does not distinguish any geographical segments.

(u)	Discontinued operations
A discontinued operation is a component of the Group's business that represents a separate major line of business or geographical area of operations that has been disposed of or is held for sale, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. When an operation is classified as a discontinued operation, the comparative statement of profit or loss is represented as if the operation had been discontinued from the start of the comparative period.

(v)	New standards and interpretations not yet adopted
A number of new standards, amendments to standards and interpretations are not yet effective for the year ended 31 December, 2018, and have not been applied in preparing these consolidated financial statements:
IFRS 16 Leases published on January 13, 2016 makes a distinction between a service contract and a lease based on whether the contract conveys the right to control the use of an identified asset and introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for short term leases and leases of low value items. Lessor accounting remains similar to the current standard - i.e. lessors continue to classify leases as finance or operating leases. For lessors, there is little change to the existing accounting in IAS 17 Leases. IFRS 16 replaces existing leases guidance including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard is effective for annual periods beginning on or after January 1, 2019. The Group doesn't expect the adoption of IFRS 16 to impact its ability to comply with loan covenants.

Leases where the Group is a lessee

The Group will adopt IFRS 16 as of January 1, 2019, using the modified retrospective approach with optional practical expedients and where comparative figures remain the same as presented before. The Group will apply the practical expedient not to recognize leases with a remaining lease term less than one year as of January 1, 2019. The practical expedients low value leases, hindsight, discount rate and no initial direct costs will not be used. Lease and non-lease components in the contracts will be separated. The Group expects to recognize new assets and liabilities for its operating leases for bare boat charters, office rental and company cars. In addition, the nature and recognition of expenses related to those leases will change as IFRS 16 replaces the straight-line operating lease expense with a depreciation charge for the right-of-use of the underlying assets and interest expense on lease liabilities.

For the four bare boat charters for the vessels Nautilus, Nucleus, Neptun and Navarin, the Group expects to recognize a right of use asset and lease liability of USD 86.7M which is the present value at January 1, 2019 of the future lease payments. The right of use asset was measured based on the option of right of use asset equalizing with the lease liability. The right of use asset will be corrected for the effect of a previously deferred gain on the sale and leaseback of these vessels for USD 3.0 million and will be depreciated over the remaining lease term till December 15, 2021.

For the office leases, the Group expects to recognize a right of use asset and lease liability of USD 18.4M. The right of use asset will be corrected by the practical expedient impairment assessment based on the onerous contract analysis option for USD 5.3 million. The right of use assets will also be reduced by USD 11.4 million which represents the lease receivable related to subleases that qualify as finance lease under IFRS 16. Company cars are not expected to have a material impact. The Group will use the short-term lease exemption for all the lease contracts with a remaining lease term of less than one year. Accordingly, those lease payments will be recognized as an expense and there will be no impact on transition.

Leases where the Group is a lessor

As a lessor the Group leases out some of its vessels under long-term time charter agreements and a number of vessels are employed in the TI Pool under floating time charter agreements. Further the Group subleases office space to third parties in certain leased offices of Euronav UK and Euronav MI II Inc (formerly Gener8 Maritime Inc.). The Group expects to recognize USD 11.4M lease receivable related to sublease agreements that qualify as finance lease.

Vessels employed by the TI Pool do not meet the definition of a lease under IFRS 16 and accordingly will be accounted for under IFRS 15 Revenue from Contracts with Customers. This will not have a material impact on the Group’s consolidated revenue.

For certain vessels employed under long-term time charter agreements, the adoption of IFRS 16 will require the Group to separate the lease and non-lease component in the contract, with the lease component qualified as operating lease and the non-lease component accounted for under IFRS 15. While additional disclosure might be required, this will not have a material impact for the Group.

Long-term Interests in Associates and Joint Ventures (Amendments to IAS 28) issued on 12 October 2017, clarifies how companies should account for long-term interests in an associate or joint venture, to which the equity method is not applied, using IFRS 9. The amendments are effective for annual periods beginning on or after 1 January 2019, with early adoption permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

IFRIC 23 Uncertainty over Income Tax Treatments issued on 7 June 2017, clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. In such a circumstance, an entity shall recognize and measure its current or deferred tax asset or liability applying the requirements in IAS 12 based on taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates determined applying this Interpretation. An entity is required to assume that a tax authority with the right to examine and challenge tax treatments will examine those treatments and have full knowledge of all related information. Detection risk is not considered in the recognition and measurement of uncertain tax treatments. The entity should measure the impact of the uncertainty using the method that best predicts the resolution of the uncertainty; either the most likely amount method or the expected value method. The interpretation is effective for annual periods beginning on or after 1 January 2019, with earlier adoption permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Annual improvements to IFRSs 2015-2017 Cycle, issued on 12 December 2017, covers the following minor amendments:
•IFRS 3 Business Combinations: the amendments clarify that a company remeasures its previously held interest in a joint operation when it obtains control of the business.
•IFRS 11 Joint Arrangements: the amendments clarify that a company does not remeasure its previously held interest in a joint operation when it obtains joint control of the business.
•IAS 12 Income Taxes: the amendments clarify that a company accounts for all income tax consequences of dividend payments consistently with the transactions that generated the distributable profits - i.e. in profit or loss, OCI or equity.
•IAS 23 Borrowing Costs: the amendments clarify that a company treats as part of general borrowings any borrowing originally made to develop an asset when the asset is ready for its intended use or sale.
The amendments are effective for annual reporting periods beginning on or after 1 January 2019 with earlier application permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Plan Amendment, Curtailment or Settlement (Amendments to IAS 19) issued on 7 February 2018, clarifies that on amendment, curtailment or settlement of a defined benefit plan, the current service cost and net interest for the remainder of the annual reporting period are calculated using updated actuarial assumptions - i.e. consistent with the calculation of a gain or loss on the plan amendment, curtailment or settlement.

The amendment also clarifies that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognized in profit or loss. The entity then determines the effect of the asset ceiling after plan amendment, curtailment or settlement. Any change in that effect is recognized in other comprehensive income (except for amounts included in net interest). The amendments are effective for annual periods beginning on or after 1 January 2019 and are applied prospectively. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Amendment to IFRS 3 Business Combinations, issued on 22 October 2018, provides more guidance on the definition of a business. The amendment includes an election to use a concentration test. This is a simplified assessment that will result in an asset acquisition if substantially all of the fair value of the gross assets is concentrated in a single identifiable asset or a group of similar identifiable assets. If one does not apply the concentration test, or the test is failed, then the assessment focuses on the existence of substantive process.

The amendment applies to businesses acquired in annual periods beginning on or after 1 January 2020 with earlier application permitted.

Amendments to IAS 1 and IAS 8: Definition of Material was issued on 31 October 2018 clarifying the definition of ‘Material’ and aligning the definition of ‘material’ across the standards. The new definition states that “information is considered material, if omitting, misstating or obscuring it could reasonably be expected to influence decisions that primarily users of general purpose financial statements make on the basis of those financial statements, which provide information about a specific reporting entity”. The amendments clarify that materiality will depend on the nature or magnitude of information. The amendments are effective prospectively for annual periods beginning on or after 1 January 2020 with earlier application permitted.

On 29 March 2018, the IASB has issued Amendments to References to the Conceptual Framework in IFRS Standards (Amendments to CF). The Conceptual Framework sets out the fundamental concepts of financial reporting that guides the Board in developing IFRS Standards. It helps to ensure that the Standards are conceptually consistent and that similar transactions are treated the same way, providing useful information for investors and others. The Conceptual Framework also assists companies in developing accounting policies when no IFRS Standard applies to a particular transaction; and it helps stakeholders to understand the Standards better. Key changes include:
•Increasing the prominence of stewardship in the objective of financial reporting, which is to provide information that is useful in making resource allocation decisions.
•Reinstating prudence, defined as the exercise of caution when making judgements under conditions of uncertainty, as a component of neutrality.
•Defining a reporting entity, which might be a legal entity or a portion of a legal entity.
•Revising the definition of an asset as a present economic resource controlled by the entity as a result of past events.
•Revising the definition of a liability as a present obligation of the entity to transfer an economic resource as a result of past events.
•Removing the probability threshold for recognition, and adding guidance on derecognition.
•Adding guidance on the information provided by different measurement bases, and explaining factors to consider when selecting a measurement basis.
•Stating that profit or loss is the primary performance indicator and that, in principle, income and expenses in other comprehensive income should be recycled where the relevance or faithful representation of the financial statements would be enhanced.

The amendments are effective for annual periods beginning on or after 1 January 2020, whereas the Board will start using the revised Conceptual Framework immediately.